Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	June 30, 2026	December 31, 2025

Right-of-use assets, net	$563,209	$159,685
Operating lease liabilities – current	$205,792	$142,076
Operating lease liabilities – non-current	361,763	22,582
Total operating lease liabilities	$567,555	$164,658

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2026:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.67
Weighted average discount rate	3.4%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of June 30, 2026:

Six Months ending June 30

2026	$106,483
2027	162,244
2028	99,766
2029	80,497
2030 and thereafter	119,167
Total future minimum lease payments	$568,157
Less: imputed interest	602
Total	$567,555